As filed with the Securities and Exchange Commission on July 23, 1999

                                                              File Nos. 33-12113
                                                                        811-5028

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933         /X/

                        Post-Effective Amendment No. 47                     /X/

                                     and/or

        Registration Statement Under The Investment Company Act Of 1940     /X/

                                Amendment No. 51
                                                                            /X/

                                   PIMCO Funds
               (Exact Name of Registrant as Specified in Charter)

                            840 Newport Center Drive
                         Newport Beach, California 92660
               (Address of Principal Executive Offices) (Zip Code)
               Registrant's Telephone Number, including area code
                                 (714) 760-4867

      Robert W. Helm, Esq.              R. Wesley Burns
      Dechert Price & Rhoads            Pacific Investment Management Company
      1775 Eye Street, N.W.             840 Newport Center Drive
      Washington, D.C.  20006           Newport Beach, California 92660

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     o    Immediately upon filing pursuant to paragraph (b)

     /X/  on August 1, 1999 pursuant to paragraph (b)

     o    60 days after filing pursuant to paragraph (a)(1)

     o    on (date) pursuant to paragraph (a)(2)

     o    75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     /X/ This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

     This Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A for PIMCO Funds (the "Fund") incorporates by reference the Prospectuses and Statement of Additional Information that are contained in the Fund's
Post-Effective Amendment No. 45, which was filed with the Securities and Exchange Commission on May 26, 1999. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 45 to August 1, 1999. This Post-Effective Amendment does not change the effective date of Post-Effective Amendment No. 46, which was filed with the Securities and Exchange Commission on June 17, 1999.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 23rd day of July, 1999.

                                   PIMCO FUNDS
                                  (Registrant)

                    By:
                         ---------------------------------------
                                R. Wesley Burns*
                                    President

                   *By:
                         ----------------------------------------
                         /s/ Robert W. Helm
                         Robert W. Helm, as attorney-in-fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                             Title                      Date


----------------------------          Trustee                    July 23, 1999
Guilford C. Babcock*


----------------------------           Trustee                   July 23, 1999
Thomas P. Kemp*


----------------------------           Trustee                   July 23, 1999
Brent R. Harris*


----------------------------           Trustee                   July 23, 1999
William J. Popejoy*


----------------------------           Trustee                   July 23, 1999
Vern O. Curtis*


----------------------------          President                  July 23, 1999
R. Wesley Burns*                       (Principal Executive
                                         Officer)

----------------------------           Treasurer                 July 23, 1999
John P. Hardaway*                      (Principal Financial
                                          and Accounting
                                          Officer)


*By: /s/ Robert W. Helm
     --------------------------------
     Robert W. Helm,
     as attorney-in-fact

---------------------------
  * Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.